Non-current financial assets and other non-current assets (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Non-current Financial Assets and Other Non-current Assets

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
Deposit	996	969
Restricted cash	2,320	2,160
Other financial assets	1,773	1,594
Non-current financial assets	5,088	4,723
Research tax credit	20,025	22,734
Other non-current assets	20,025	22,734